Supplemental Balance Sheet Information - Schedule of Accrued Expenses and Other Current Liabilities Current (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Payroll and employee-related costs	$ 3,688	$ 2,652
Research and development costs	5,533	2,695
Other	666	793
Total accrued expenses and other current liabilities	$ 9,887	$ 6,140